Parent Only Financial Information (Tables)	12 Months Ended
Dec. 31, 2024
Parent Only Financial Information [Abstract]
Schedule of Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2023	2024
	US$	US$
ASSETS
Non-current assets:
Investment in a subsidiary	1	1
Amounts due from a subsidiary	—	2,585,944
Deferred offering cost	680,090	620,193
Total non-current assets	680,091	3,206,138
TOTAL ASSETS	680,091	3,206,138

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Amounts due to a subsidiary	804,276	—
Amounts due to a director	9,261	1
Total current liabilities	813,537	1
TOTAL LIABILITIES	813,537	1

Commitments and contingencies (Note 17)

Shareholders’ equity
Ordinary shares, US$0.00005 par value, 1,000,000,000 shares authorized, and 20,000,000 shares and 21,265,000 shares issued and outstanding as of December 31, 2023 and 2024, respectively*	1,000	1,063
Additional paid-in capital	243,660	3,583,180
Accumulated losses	(378,106)	(378,106)
Total shareholders’ (deficit) equity	(133,446)	3,206,137
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY	680,091	3,206,138

Schedule of Condensed Statements of Loss

Condensed statements of loss

	Years ended December 31,
	2022	2023	2024
	US$	US$	US$
OPERATING EXPENSES
Legal and professional fees	—	(369,553)	—
Others	—	1,027	—
TOTAL OPERATING EXPENSES	—	(368,526)	—
Income tax expense	—	—	—
NET LOSS	—	(368,526)	—

Schedule of Condensed Statements of Cash Flows

Condensed statements of cash flows

	Years ended December 31,
	2022	2023	2024
	US$	US$	US$
Cash flows from operating activities:
Net loss	—	(368,526)	—
Changes in operating assets and liabilities
Cash used in operating activities	—	(368,526)	—

Cash flows from financing activities:
Deferred offering costs	(334,000)	(346,090)	—
Proceeds from initial public offerings	—	—	4,019,673
Payment for deferred offering cost	—	—	(620,193)
Advance from (to) a subsidiary	334,000	471,165	(3,390,220)
Repayment to a director	—	(319)	(9,260)
Settlement of subscription receivables from shareholders	—	243,770	—
Cash provided by financing activities	—	368,526	—

Net change in cash and cash equivalents
Cash and cash equivalents at beginning of the year	—	—	—
Cash and cash equivalents at the end of the year	—	—	—